Note 6 - Inventory	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventories [text block]
6.	INVENTORY

The following table reflects the details of inventory at
December 31:

	2019	2018	2017

Raw materials	$-	$98,370	$112,768
Finished goods	-	212,361	260,105
Work in process	-	126,102	151,709
	$-	$436,833	$524,582

In
2017,
the Company recorded an inventory write-down of
$353,476.
Raw materials related to products under development represented the most significant portion of the write-down.

The Company disposed of its inventory upon the sale of DenseLight on
November 8, 2019.